Subsequent Event - Additional Information (Detail) - USD ($)				12 Months Ended
	Feb. 19, 2021	Feb. 10, 2021	Jan. 19, 2021	Dec. 31, 2020	Jan. 20, 2021	Feb. 29, 2020	Dec. 20, 2012
TAP Funding Revolving Credit Facility
Subsequent Event [Line Items]
Final Maturity				Dec. 31, 2021
Aggregate maximum commitment amount				$ 155,000,000		$ 190,000,000
Tap Funding Limited
Subsequent Event [Line Items]
Ownership percentage in TW Container Leasing, Ltd.							49.90%
Subsequent Event
Subsequent Event [Line Items]
Final Maturity	Feb. 29, 2028
Aggregate maximum commitment amount	$ 70,270,000
Debt instrument, term	7 years
Fixed interest rate	2.65%
Subsequent Event | TAP Funding Revolving Credit Facility
Subsequent Event [Line Items]
Final Maturity			Feb. 10, 2021
Subsequent Event | TMCL VII 2021-1 Bonds
Subsequent Event [Line Items]
Bonds issued		$ 550,000,000
Expected payment term		7 years 6 months
Subsequent Event | TMCL VII 2021-1 Bonds | Class A Secured Debt Facility
Subsequent Event [Line Items]
Bonds issued		$ 523,500,000
Subsequent Event | TMCL VII 2021-1 Bonds | Class B Secured Debt Facility
Subsequent Event [Line Items]
Bonds issued		$ 26,500,000
Subsequent Event | Tap Funding Limited
Subsequent Event [Line Items]
Ownership percentage in TW Container Leasing, Ltd.			49.90%		100.00%
Total purchase price consideration			$ 21,500,000